Employees and Personnel Costs - Wages and Salaries (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employees and Personnel Costs
Wages and Salaries	kr 49,608	kr 22,173	kr 13,664
Parent Company | Board and executive management
Employees and Personnel Costs
Wages and Salaries	19,211	13,109	9,875
Parent Company | Other employees
Employees and Personnel Costs
Wages and Salaries	15,598	6,091	kr 3,789
Subsidiaries | Board and executive management
Employees and Personnel Costs
Wages and Salaries	3,184	kr 2,973
Subsidiaries | Other employees
Employees and Personnel Costs
Wages and Salaries	kr 11,615